Segment Information (Details) - Schedule of Total Assets from Continuing Operations by Segments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of total assets from continuing operations by segments [Abstract]
Segment assets
Automotive after-sales service	136,841	113,992	153,723
Insurance intermediation service	66,893	68,123	49,729
Others	20,285	9,853	1,943
Total segment assets from continuing operations	$ 224,019	$ 191,968	$ 205,395